                       SUPPLEMENT DATED JUNE 30, 2010 TO

              PROSPECTUS DATED MAY 1, 2007 (AS SUPPLEMENTED) FOR

           FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE LIFE PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC. - MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS

                                                                                      ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. BASIC VALUE FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE  V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)   SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.    Invesco Advisers, Inc.
                   FUND -- SERIES I SHARES (FORMERLY,
                   AIM V.I. CAPITAL APPRECIATION
                   FUND - SERIES I SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.    Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ------------------------------------------------------------------------------------------------

18456NY SUPPD 06/30/10


                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.            Seeks capital growth and income
                         COMSTOCK FUND -- SERIES II SHARES  through investments in equity
                         (FORMERLY, COMSTOCK PORTFOLIO --   securities, including common stocks,
                          CLASS II SHARES)                  preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
VARIABLE PRODUCTS        THEMATIC GROWTH PORTFOLIO --
SERIES FUND, INC.        CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                         GROWTH FUND -- CLASS B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES           secondarily, income.

                         --------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         --------------------------------------------------------------------------
                         BLACKROCK LARGE CAP GROWTH V.I.    Seeks long-term capital growth.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A         capital.
TRUST I
                         --------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE       capital.
                         SERIES -- CLASS B
                         --------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         --------------------------------------------------------------------------
EVERGREEN VARIABLE       EVERGREEN VA OMEGA FUND --         Seeks long term capital growth.
ANNUITY TRUST            CLASS 2/1/
                         --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
               Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
               Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks long term capital growth.        Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------

                    /1/ Effective July 16, 2010, the Evergreen VA Omega
                        Fund -- Class 2 will be reorganized into the following fund:

                                                                                    ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                 AS APPLICABLE)
                ----------------------------------------------------------------------------------------------------
WELLS FARGO     WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
VARIABLE TRUST  GROWTH FUND -- CLASS 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                  Management Incorporated)
                ----------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                          obligations, commonly referred to as
                                                          "junk bonds."
                       ------------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                       SERVICE SHARES


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS     SERVICE CLASS 2                    consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                       SERVICE CLASS 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP GROWTH & INCOME                Seeks high total return through a
                       PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN INCOME SECURITIES         Seeks to maximize income while
VARIABLE INSURANCE     FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                            appreciation. The fund normally
                                                          invests in both equity and debt
                                                          securities.
                       ------------------------------------------------------------------------------
                       MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                       CLASS 2 SHARES                     income as a secondary goal. The fund
                                                          normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued. The
                                                          fund also invests, to a lesser extent, in
                                                          risk arbitrage securities and distressed
                                                          companies.
                       ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                     AS APPLICABLE)
                    -------------------------------------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES       Seeks long-term capital growth. The      Templeton Global Advisors Limited
                    FUND -- CLASS 2 SHARES            fund normally invests primarily in
                                                      equity securities of companies located
                                                      anywhere in the world, including those
                                                      in the U.S. and in emerging markets.
                    -------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                           with prudent investment management
                                                      and the preservation of capital.
                    -------------------------------------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND --            Seeks long-term growth of capital and    GE Asset Management Incorporated
                    CLASS 1 SHARES/1/                 future income.
                    -------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/2/              Seeks a high level of current income     GE Asset Management Incorporated
                                                      consistent with the preservation of
                                                      capital and the maintenance of
                                                      liquidity.
                    -------------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and    GE Asset Management Incorporated
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    -------------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through       GE Asset Management Incorporated
                    CLASS 1 SHARES                    current income and capital               (subadvised by Urdang Securities
                                                      appreciation.                            Management, Inc.)
                    -------------------------------------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/3/          Seeks growth of capital and              GE Asset Management Incorporated
                                                      accumulation of income that              (subadvised by SSgA Funds
                                                      corresponds to the investment return of  Management, Inc.)
                                                      S&P's 500 Composite Stock Index.
                    -------------------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES                                                                     (subadvised by Palisade Capital
                                                                                               Management, L.L.C, Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                    -------------------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND/4/              Seeks the highest total return,          GE Asset Management Incorporated
                                                      composed of current income and           (subadvised by Urdang Securities
                                                      capital appreciation, as is consistent   Management, Inc. and Palisade
                                                      with prudent investment risk.            Capital Management, L.L.C.)
                    -------------------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES
                    -------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE     Seeks long-term capital growth,          Janus Capital Management LLC
                    SHARES                            consistent with preservation of capital
                                                      and balanced by current income.
                    -------------------------------------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /4/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                           long-term growth of capital.
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON      shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,     This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE     shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                       SERVICE CLASS SHARES                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/          Seeks a high total investment return,
ACCOUNT FUNDS          VA -- SERVICE SHARES                which includes current income and
                                                           capital appreciation in the value of its
                                                           shares.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- SERVICE     in securities of well-known established
                       SHARES                              companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES           by investing a substantial portion of its
                                                           assets in securities of foreign issuers,
                                                           "growth-type" companies, cyclical
                                                           industries and special situations that
                                                           are considered to have appreciation
                                                           possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/       Seeks high total return.
                       VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL       Seeks capital appreciation.
                       CAP FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP        Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE           in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       -------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.


-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
-----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.



-----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                             ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current   The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL        income as a secondary objective.
                    SHARES
                    -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.   Janus Capital Management LLC
                    SHARES
                    -------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --      Seeks long-term growth of capital.   Janus Capital Management LLC
                    SERVICE SHARES
                    -------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES   Seeks long-term growth of capital.   Janus Capital Management LLC
                    -------------------------------------------------------------------------------------------------------

                                                                                           ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                 --------------------------------------------------------------------------------------------------------
                 WORLDWIDE PORTFOLIO -- SERVICE    Seeks long-term growth of capital in a  Janus Capital Management LLC
                 SHARES                            manner consistent with preservation of
                                                   capital.
                 --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   FOREIGN BOND PORTFOLIO (U.S.      Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST  DOLLAR HEDGED) -- ADMINISTRATIVE  with the preservation of capital and    Company LLC
                 CLASS SHARES                      prudent investment management.
                 --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL   Seeks capital growth.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY, CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE   Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER             income. Long-term capital
                       PORTFOLIO -- CLASS II (FORMERLY,  appreciation will be its secondary
                       LEGG MASON PARTNERS VARIABLE      objective. This objective may be
                       CAPITAL AND INCOME PORTFOLIO --   changed without shareholder approval.
                       CLASS II)
                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.

----------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.